UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

     MFS® Multimarket Income Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket Income Trust

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value (v)

Fixed income sectors (i)
High Yield Corporates	59.4%
Investment Grade Corporates	30.3%
Emerging Markets Bonds	23.9%
Collateralized Debt Obligations	1.8%
Mortgage-Backed Securities	1.4%
Commercial Mortgage-Backed Securities	1.0%
Asset-Backed Securities	1.0%
Floating Rate Loans	0.6%
Municipal Bonds	0.5%
Non-U.S. Government Bonds	(11.2)%
U.S. Treasury Securities	(13.3)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	7.5 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	2.5%
AA	4.8%
A	10.2%
BBB	29.8%
BB	40.2%
B	24.9%
CCC	7.9%
CC	0.1%
C	0.1%
D	0.2%
U.S. Government	1.5%
Federal Agencies	1.4%
Not Rated	(28.2)%
Non-Fixed Income	1.4%
Cash & Cash Equivalents (Less Liabilities)	(25.4)%
Other	28.6%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018; Portfolio Manager of Man GLG from 2014 to 2018; Portfolio Manager of ECM Asset Management prior to April 2014.

Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since July 2019; Portfolio Manager and Analyst at Eaton Vance Management from 2014 to June 2019; Vice President/Research Analyst at Eaton Vance Management from July 2013 to October 2014.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 121.8%
Aerospace - 2.5%
Airbus SE, 2.375%, 4/07/2032	EUR	100,000	$121,289
Boeing Co., 5.15%, 5/01/2030		$1,025,000	1,025,000
Bombardier, Inc., 7.5%, 3/15/2025 (n)		1,108,000	714,660
Bombardier, Inc., 7.875%, 4/15/2027 (n)		900,000	582,750
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		605,000	412,913
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		324,000	340,644
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	297,307
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		600,000	628,740
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	455,995
Moog, Inc., 4.25%, 12/15/2027 (n)		1,365,000	1,279,688
TransDigm, Inc., 6.5%, 7/15/2024		635,000	586,581
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,327,000	1,298,801
TransDigm, Inc., 6.375%, 6/15/2026		605,000	517,759
TransDigm, Inc., 5.5%, 11/15/2027 (n)		1,060,000	895,700

			$9,157,827
Apparel Manufacturers - 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$511,000	$436,627

Asset-Backed & Securitized - 3.7%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	625,000	$710,832
AA Bond Co. Ltd., 6.269%, 7/31/2025		250,000	293,139
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.04% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		$923,812	902,108
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,449	139,819
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	392,442
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,146,211	77,051
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052		2,000,000	2,116,065
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.835% (LIBOR -3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,204,098
Lehman Brothers Commercial Conduit Mortgage Trust, 1.112%, 2/18/2030 (i)		53,770	1
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.118% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,482,317	2,370,613
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,289,610	1,382,371
Octagon Investment Partners XVII Ltd., 2013-1A, ”BR2“, FLR, 2.391% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,139,000	1,996,168

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Securitized Term Auto Receivable Trust, 2019-CRTA, ”B“, 2.453%, 3/25/2026 (n)		$417,542	$418,294
Securitized Term Auto Receivable Trust, 2019-CRTA, ”C“, 2.849%, 3/25/2026 (n)		535,352	536,313

			$13,539,314
Automotive - 1.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$675,000	$503,550
Adient US LLC, 7%, 5/15/2026 (n)		60,000	59,700
Allison Transmission, Inc., 5%, 10/01/2024 (n)		1,695,000	1,627,200
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		405,000	392,660
Dana, Inc., 5.5%, 12/15/2024		95,000	88,388
Dana, Inc., 5.375%, 11/15/2027		358,000	315,935
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023	EUR	200,000	195,061
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$626,000	675,366
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,050,000	1,047,690
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		760,000	647,292
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		820,000	694,950
Volkswagen Financial Services N.V., 4.25%, 10/09/2025	GBP	300,000	405,883
Volkswagen International Finance N.V., 1.625%, 2/10/2024		200,000	242,858

			$6,896,533
Broadcasting - 2.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)		$120,000	$91,200
Discovery, Inc., 4.125%, 5/15/2029		219,000	230,097
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		400,000	378,000
iHeartCommunications, Inc., 8.375%, 5/01/2027		500,000	411,600
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		190,000	172,425
Lions Gate Capital Holding Co., 5.875%, 11/01/2024		410,000	378,225
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,200,000	1,245,552
National CineMedia LLC, 5.875%, 4/15/2028 (n)		$505,000	358,550
Netflix, Inc., 5.875%, 2/15/2025		1,340,000	1,477,806
Netflix, Inc., 3.625%, 6/15/2025 (n)		555,000	561,937
Netflix, Inc., 5.875%, 11/15/2028		470,000	531,500
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		940,000	897,700
Prosus N.V., 3.68%, 1/21/2030 (n)		251,000	251,214
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	105,582
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)		$375,000	309,375
ViacomCBS, Inc., 4.375%, 3/15/2043		393,000	382,675
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,080,000	1,080,000
WPP Finance, 3.75%, 9/19/2024		352,000	365,089

			$9,228,527

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - 1.5%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$800,000	$748,000
Charles Schwab Corp., 5.375%, 4/30/2070		598,000	612,203
E*TRADE Financial Corp., 2.95%, 8/24/2022		245,000	250,141
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	400,000	446,055
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$450,000	498,024
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	183,256
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	492,454
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,340,000	1,279,700
NASDAQ, Inc., 3.25%, 4/28/2050		340,000	341,058
Raymond James Financial, 4.65%, 4/01/2030		658,000	740,740

			$5,591,631
Building - 4.2%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$845,000	$836,550
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,290,000	1,223,978
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		886,000	783,003
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		345,000	329,475
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		330,000	313,500
Core & Main LP, 6.125%, 8/15/2025 (n)		645,000	619,200
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		630,000	535,317
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	483,176
CRH SMW Finance DAC, 1.25%, 11/05/2026	EUR	105,000	116,209
HD Supply, Inc., 5.375%, 10/15/2026 (n)		$1,080,000	1,101,492
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	489,000	559,417
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$560,000	546,224
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		600,000	568,500
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	229,753
Masco Corp., 4.45%, 4/01/2025		170,000	179,121
Masco Corp., 4.375%, 4/01/2026		791,000	823,675
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		490,000	486,325
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		691,000	649,540
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		590,000	554,600
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		734,000	570,898
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)		330,000	303,039
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,595,000	1,598,987
Standard Industries, Inc., 6%, 10/15/2025 (n)		655,000	674,650
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,080,000	1,081,026
U.S. Concrete, Inc., 6.375%, 6/01/2024		110,000	103,868

			$15,271,523

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 2.7%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$910,000	$900,900
CDK Global, Inc., 4.875%, 6/01/2027		1,000,000	997,500
CDK Global, Inc., 5.25%, 5/15/2029 (n)		295,000	300,900
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,100,000	1,137,641
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	193,480
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	129,968
Fidelity National Information Services, Inc., 2.25%, 12/03/2029		300,000	382,339
Fiserv, Inc., 4.4%, 7/01/2049		$196,000	233,912
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		490,000	480,200
MSCI, Inc., 5.75%, 8/15/2025 (n)		530,000	553,638
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,975,000	2,064,428
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		536,000	535,826
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		325,000	352,625
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	752,136
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		640,000	667,200

			$9,682,693
Cable TV - 6.5%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$780,000	$813,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		435,000	446,065
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,925,000	2,006,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,545,000	1,609,021
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,800,000	1,830,960
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	445,576
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	305,046
Comcast Corp., 0.25%, 5/20/2027	EUR	150,000	159,997
Comcast Corp., 1.5%, 2/20/2029	GBP	175,000	220,332
Comcast Corp., 0.75%, 2/20/2032	EUR	300,000	323,800
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		$665,000	689,871
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,975,000	3,093,070
DISH DBS Corp., 5.875%, 11/15/2024		295,000	283,743
DISH DBS Corp., 7.75%, 7/01/2026		750,000	738,750
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,200,000	1,247,260
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)		$570,000	304,950
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(n)		615,000	347,475
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		595,000	618,562
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		535,000	493,095
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		1,335,000	1,361,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		$530,000	$558,938
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	670,313
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,224,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		640,000	602,048
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	221,757
Videotron Ltd., 5.375%, 6/15/2024 (n)		315,000	333,906
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,735,000	1,813,075
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		820,000	807,700

			$23,570,439
Chemicals - 1.4%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$910,000	$923,650
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		805,000	619,850
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027 (n)		675,000	602,437
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		555,000	549,866
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		350,000	227,500
SPCM S.A., 4.875%, 9/15/2025 (n)		1,005,000	1,015,050
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		550,000	515,075
Symrise AG, 1.25%, 11/29/2025	EUR	385,000	416,060
Tronox, Inc., 6.5%, 4/15/2026 (n)		$275,000	248,875

			$5,118,363
Computer Software - 1.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$670,000	$675,025
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		257,000	279,547
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		863,000	892,238
Microsoft Corp., 4.1%, 2/06/2037		1,422,000	1,771,843
Microsoft Corp., 3.95%, 8/08/2056		354,000	465,434
PTC, Inc., 3.625%, 2/15/2025 (n)		750,000	738,375
PTC, Inc., 4%, 2/15/2028 (n)		120,000	117,600
VeriSign, Inc., 5.25%, 4/01/2025		530,000	581,198
VeriSign, Inc., 4.75%, 7/15/2027		770,000	820,212

			$6,341,472
Computer Software - Systems - 1.7%
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	$1,403,720
Capgemini SE, 2%, 4/15/2029	EUR	300,000	346,031
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,600,000	1,652,000
Fair Isaac Corp., 4%, 6/15/2028 (n)		286,000	283,569
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	707,400
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		905,000	841,650
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		950,000	973,750

			$6,208,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$950,000	$951,045
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,330,000	1,358,262
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		525,000	541,380
EnerSys, 5%, 4/30/2023 (n)		870,000	867,825
EnerSys, 4.375%, 12/15/2027 (n)		460,000	443,900
Gates Global LLC, 6.25%, 1/15/2026 (n)		905,000	823,650
General Electric Co., 0.875%, 5/17/2025	EUR	500,000	522,282
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$455,000	386,750
Griffon Corp., 5.75%, 3/01/2028		555,000	528,638
MTS Systems Corp., 5.75%, 8/15/2027 (n)		810,000	751,275
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	385,380
Roper Technologies, Inc., 2.95%, 9/15/2029		270,000	282,694
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		765,000	766,683
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	400,000	415,327
TriMas Corp., 4.875%, 10/15/2025 (n)		$1,800,000	1,761,750
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024		370,000	371,484
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		364,000	360,088

			$11,518,413
Construction - 0.8%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$230,000	$215,625
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		750,000	664,050
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		570,000	492,338
Toll Brothers Finance Corp., 4.875%, 11/15/2025		570,000	575,700
Toll Brothers Finance Corp., 4.35%, 2/15/2028		865,000	852,025

			$2,799,738
Consumer Products - 1.5%
Coty, Inc., 6.5%, 4/15/2026 (n)		$610,000	$512,400
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		1,010,000	1,050,299
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	500,000	538,223
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		200,000	215,409
Mattel, Inc., 6.75%, 12/31/2025 (n)		$825,000	837,375
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	332,834
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		355,000	359,083
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	529,208
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	413,240
Whirlpool Corp., 4.75%, 2/26/2029		135,000	144,792
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	650,000	656,750

			$5,589,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - 2.6%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$580,000	$585,800
Booking Holdings, Inc., 4.5%, 4/13/2027		436,000	469,031
Booking Holdings, Inc., 3.55%, 3/15/2028		238,000	240,491
Experian Finance PLC, 4.25%, 2/01/2029 (n)		778,000	853,264
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		675,000	700,312
Garda World Security Corp., 4.625%, 2/15/2027 (n)		280,000	269,500
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		361,000	361,000
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	450,000	505,852
Match Group, Inc., 6.375%, 6/01/2024		$1,060,000	1,097,768
Match Group, Inc., 5%, 12/15/2027 (n)		655,000	685,785
Realogy Group LLC, 9.375%, 4/01/2027 (n)		825,000	577,500
Service Corp. International, 5.125%, 6/01/2029		570,000	592,800
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		695,000	709,039
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,052,000	772,827
Visa, Inc., 4.15%, 12/14/2035		465,000	586,806
Visa, Inc., 3.65%, 9/15/2047		273,000	332,962

			$9,340,737
Containers - 2.4%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$910,000	$844,662
Ball Corp., 5.25%, 7/01/2025		330,000	364,650
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		927,000	950,360
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,080,000	1,082,214
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		470,000	482,925
DS Smith PLC, 0.875%, 9/12/2026	EUR	350,000	351,084
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$665,000	644,019
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)		120,000	123,996
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)		120,000	110,664
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)		165,000	129,113
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	728,625
Reynolds Group, 7%, 7/15/2024 (n)		230,000	230,851
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		839,000	819,750
Silgan Holdings, Inc., 4.75%, 3/15/2025		900,000	913,500
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)		358,000	351,735
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		600,000	627,000

			$8,755,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electrical Equipment - 0.4%
Amphenol Corp., 0.75%, 5/04/2026	EUR	254,000	$276,578
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$545,000	484,996
CommScope Technologies LLC, 5%, 3/15/2027 (n)		600,000	514,500

			$1,276,074
Electronics - 1.7%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	127,000	$140,024
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	799,581
Entegris, Inc., 4.625%, 2/10/2026 (n)		890,000	892,225
Entegris, Inc., 4.375%, 4/15/2028 (n)		320,000	320,400
Qorvo, Inc., 5.5%, 7/15/2026		645,000	677,250
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		710,000	720,650
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	885,194
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,405,000	1,362,850
Texas Instruments, Inc., 2.25%, 9/04/2029		312,000	324,593

			$6,122,767
Emerging Market Quasi-Sovereign - 8.1%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,146,842
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		1,020,000	1,030,200
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	904,622
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	650,000	680,170
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	1,008,188
CNPC (HK) Overseas Capital Ltd. (People’s Republic of China), 4.5%, 4/28/2021 (n)		1,242,000	1,282,489
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	407,012
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		1,306,000	1,256,639
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,002,980
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	939,857
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,340,977
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028 (n)		492,000	529,638
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		1,002,000	992,214
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		984,000	1,018,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$508,000	$508,000
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,092,767
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		869,000	730,600
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		613,000	608,329
Office Cherifien des Phosphates S.A. (Republic of Madagascar), 6.875%, 4/25/2044 (n)		373,000	441,073
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		1,322,000	1,255,900
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		1,235,000	1,197,950
Petroleos del Peru S.A., 4.75%, 6/19/2032		1,067,000	1,035,001
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		904,000	736,670
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	745,010
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		550,000	495,266
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		650,000	621,221
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		1,200,000	1,343,458
Sinopec Capital (2013) Ltd. (People’s Republic of China), 3.125%, 4/24/2023 (n)		666,000	698,081
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,425,836
State Grid Overseas Investment (2014) Ltd. (People’s Republic of China), 4.125%, 5/07/2024 (n)		1,563,000	1,695,452
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,206,467

			$29,377,502
Emerging Market Sovereign - 7.8%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$997,866
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	926,697
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	964,600
Dominican Republic, 5.95%, 1/25/2027		997,000	899,793
Dominican Republic, 5.875%, 1/30/2060 (n)		1,170,000	933,075
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,129,971
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,005,297
Government of Ukraine, 4.375%, 1/27/2030	EUR	450,000	379,811
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$824,000	608,140
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		942,000	1,049,200
Republic of Angola, 9.5%, 11/12/2025		400,000	186,236
Republic of Angola, 8.25%, 5/09/2028		491,000	213,604
Republic of Argentina, 6.875%, 1/26/2027		1,669,000	417,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Colombia, 3%, 1/30/2030		$829,000	$752,740
Republic of Colombia, 5%, 6/15/2045		1,050,000	1,048,960
Republic of Cote d’Ivoire, 5.25%, 3/22/2030	EUR	750,000	669,838
Republic of Ghana, 8.125%, 3/26/2032 (n)		$1,186,000	901,360
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	826,452
Republic of Hungary, 7.625%, 3/29/2041		488,000	780,800
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	353,608
Republic of Kenya, 8%, 5/22/2032 (n)		1,046,000	946,630
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,103,034
Republic of Peru, 2.392%, 1/23/2026		91,000	92,820
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,060,113
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,137,097
Republic of South Africa, 4.875%, 4/14/2026		$432,000	401,661
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	385,781
Republic of Turkey, 4.25%, 3/13/2025		702,000	624,780
Republic of Turkey, 7.625%, 4/26/2029		856,000	843,759
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,107,500
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,082,648
Russian Federation, 4.375%, 3/21/2029		400,000	441,520
State of Qatar, 4%, 3/14/2029 (n)		533,000	591,406
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,688,709
State of Qatar, 4.4%, 4/16/2050		203,000	230,823
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,307,813

			$28,091,409
Energy - Independent - 1.4%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$326,905	$268
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	175
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		830,000	672,391
Jagged Peak Energy LLC, 5.875%, 5/01/2026		450,000	382,500
Laredo Petroleum, Inc., 10.125%, 1/15/2028		145,000	59,070
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		580,000	475,600
Matador Resources Co., 5.875%, 9/15/2026		355,000	177,500
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	293,431
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		460,000	393,300
PDC Energy, Inc., 5.75%, 5/15/2026		145,000	110,592
SM Energy Co., 6.75%, 9/15/2026		190,000	51,775
Southwestern Energy Co., 6.2%, 1/23/2025		310,800	275,058
Southwestern Energy Co., 7.5%, 4/01/2026		181,000	162,448
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	401,997
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	976,415

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
WPX Energy, Inc., 5.75%, 6/01/2026		$550,000	$498,465

			$4,930,985
Energy - Integrated - 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	$335,285
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	386,726
OMV AG, 1%, 7/03/2034	EUR	210,000	207,419
Shell International Finance B.V., 1.875%, 4/07/2032		170,000	201,285
Shell International Finance B.V., 3.75%, 9/12/2046		$735,000	791,316

			$1,922,031
Entertainment - 0.9%
Cinemark USA, Inc., 4.875%, 6/01/2023		$510,000	$428,400
Cinemark USA, Inc., 8.75%, 5/01/2025 (n)		150,000	152,250
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,205,000	1,060,400
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		175,000	112,437
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		755,000	494,072
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		760,000	668,952
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		460,000	476,008

			$3,392,519
Financial Institutions - 3.1%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,230,000	$1,035,355
AnaCap Financial Europe S.A. SICAV-RAIF, 5%, 8/01/2024	EUR	650,000	516,775
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$400,000	336,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		1,125,000	1,006,555
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	555,149
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		454,000	390,630
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	311,073
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		700,000	614,250
EXOR N.V., 2.25%, 4/29/2030	EUR	625,000	694,611
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,086,000	1,118,438
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,657,000	1,002,485
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)		775,000	744,000
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		300,000	255,930
Navient Corp., 5.5%, 1/25/2023		240,000	222,600
Navient Corp., 5%, 3/15/2027		230,000	193,660
OneMain Financial Corp., 6.875%, 3/15/2025		660,000	624,162
OneMain Financial Corp., 7.125%, 3/15/2026		395,000	372,288
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		870,000	765,989
Springleaf Finance Corp., 5.375%, 11/15/2029		185,000	153,585
Vonovia Finance B.V., 1.625%, 4/07/2024	EUR	100,000	113,287

			$11,026,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - 3.7%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	330,000	$370,519
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	225,060
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	413,838
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	470,826
Constellation Brands, Inc., 4.25%, 5/01/2023		894,000	958,188
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	348,754
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	660,149
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,030,000	1,035,150
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	250,000	295,208
Diageo Finance PLC, 2.875%, 3/27/2029	GBP	550,000	744,189
Heineken N.V., 1.25%, 5/07/2033	EUR	538,000	595,192
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		$1,260,000	1,349,384
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		415,000	423,300
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		455,000	460,687
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,215,000	1,238,692
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		666,000	641,025
PepsiCo, Inc., 3.875%, 3/19/2060		262,000	327,733
Performance Food Group Co., 5.5%, 10/15/2027 (n)		675,000	641,263
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)		350,000	353,546
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		685,000	693,186
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		875,000	833,280
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)		305,000	310,719

			$13,389,888
Forest & Paper Products - 0.3%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	300,000	$344,358
Suzano Austria GmbH, 6%, 1/15/2029		$860,000	861,892

			$1,206,250
Gaming & Lodging - 2.6%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$790,000	$746,550
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		300,000	291,000
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		760,000	739,176
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		660,000	651,618
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,075,000	1,053,500
Las Vegas Sands Corp., 3.9%, 8/08/2029		263,000	241,940
Marriott International, Inc., 5.75%, 5/01/2025		239,000	249,770
Scientific Games Corp., 8.25%, 3/15/2026 (n)		585,000	441,675
Scientific Games International, Inc., 7%, 5/15/2028 (n)		245,000	176,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		830,000	775,710
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		860,000	799,800
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)		185,000	172,050
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		743,000	676,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - continued
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		$1,525,000	$1,395,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		915,000	814,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		335,000	291,450

			$9,516,494
Healthcare Revenue - Hospitals - 0.2%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		$605,000	$622,345

Industrial - 0.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	300,000	$343,755
Investor AB, 1.5%, 6/20/2039	EUR	180,000	199,417

			$543,172
Insurance - 0.8%
American International Group, Inc., 1.875%, 6/21/2027	EUR	400,000	$445,769
Argentum Zurich Insurance, 3.5%, 10/01/2046		500,000	616,904
Assicurazioni Generali S.p.A., 2.124%, 10/01/2030		400,000	412,040
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		450,000	528,468
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		300,000	328,014
Credit Agricole Assurances, 4.25% to 1/13/2025, FLR (EUR Swap Rate - 5yr. + 4.5%) to 1/29/2049		300,000	352,634
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate -5yr. + 4.411%) to 10/24/2060		300,000	317,018

			$3,000,847
Insurance - Health - 0.8%
Centene Corp., 5.375%, 6/01/2026 (n)		$700,000	$741,160
Centene Corp., 4.25%, 12/15/2027 (n)		690,000	721,913
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,270,314

			$2,733,387
Insurance - Property & Casualty - 1.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$685,000	$683,356
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)		250,000	257,500
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		359,000	380,156
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	144,753
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	349,819
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		1,080,000	1,066,786
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		155,000	144,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$526,000	$557,735
Hub International Ltd., 7%, 5/01/2026 (n)		1,130,000	1,114,688
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	336,919
Progressive Corp., 4.125%, 4/15/2047		602,000	764,652
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	393,537
Willis North America, Inc., 3.875%, 9/15/2049		$700,000	762,663

			$6,957,489
International Market Quasi-Sovereign - 0.6%
Deutsche Bahn Finance GmbH, 1.375%, 4/16/2040	EUR	117,000	$142,932
Electricite de France S.A., 2%, 10/02/2030		300,000	362,964
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	300,000	381,460
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	820,000	866,082
Ontario Teachers Pension Plan, 0.5%, 5/06/2025		380,000	418,617

			$2,172,055
International Market Sovereign - 0.1%
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	$314,344

Local Authorities - 0.4%
Province of Alberta, 0.5%, 4/16/2025	EUR	500,000	$552,220
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	390,542
Province of British Columbia, 2.3%, 6/18/2026		595,000	459,103

			$1,401,865
Machinery & Tools - 0.4%
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027	EUR	725,000	$719,246
John Deere Cash Management S.A., 2.2%, 3/31/2032		150,000	182,573
Sarens Finance Co. N.V., 5.75%, 2/21/2027		821,000	555,110
United Rentals North America, Inc., 4.875%, 1/15/2028		$140,000	140,308

			$1,597,237
Major Banks - 5.8%
Bank of America Corp., 3.5%, 4/19/2026		$1,437,000	$1,562,394
Bankinter S.A., 0.875%, 7/08/2026	EUR	400,000	419,824
Barclays PLC, 7.875%, 12/29/2049		$900,000	891,000
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028	EUR	600,000	650,576
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	400,000	495,479
Credit Agricole S.A., 1%, 4/22/2026	EUR	300,000	328,652
Credit Agricole S.A., 0.875%, 1/14/2032		400,000	420,485
Credit Suisse Group AG, 1.25%, 7/17/2025		500,000	546,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$900,000	$897,750
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	300,000	318,032
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		500,000	512,463
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate-5yr. + 3.433%) to 10/15/2068		600,000	532,496
Goldman Sachs Group, Inc., 3%, 4/26/2022		$1,250,000	1,266,313
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	432,870
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,192,379
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	367,239
Lloyds Banking Group PLC, 1.875% to 9/15/2025, FLR (GBP Government Yield - 5yr. + 1.3%) to 1/15/2026	GBP	350,000	428,389
Morgan Stanley, 3.125%, 7/27/2026		$572,000	606,859
Nationwide Building Society, 1.5%, 3/08/2026	EUR	600,000	667,215
Nationwide Building Society, 2% to 7/25/2024, FLR (EUR Swap Rate - 5yr. + 1.5%) to 7/25/2029		400,000	431,672
NatWest Markets PLC, 2.75%, 4/02/2025		500,000	570,580
Royal Bank of Canada, 2.55%, 7/16/2024		$1,761,000	1,816,414
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	250,000	266,814
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,027,000	1,105,808
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	700,000	735,475
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$990,000	1,023,413
UniCredit S.p.A., 3.875% to 6/3/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	800,000	626,905
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$1,312,000	1,353,223
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	600,000	604,515

			$21,071,857
Medical & Health Technology & Services - 5.7%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$217,599
Amplifon S.p.A., 1.125%, 2/13/2027	EUR	449,000	448,654
Avantor, Inc., 9%, 10/01/2025 (n)		$1,415,000	1,534,567
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		355,000	351,450
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		120,000	114,000
Cigna Corp., 4.125%, 11/15/2025		522,000	585,255
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		970,000	889,975
DaVita, Inc., 5%, 5/01/2025		970,000	984,550
Encompass Health Corp., 5.75%, 9/15/2025		445,000	451,675
HCA, Inc., 5.375%, 2/01/2025		2,060,000	2,214,788
HCA, Inc., 5.875%, 2/15/2026		1,110,000	1,240,758
HCA, Inc., 5.25%, 6/15/2026		471,000	525,148
HCA, Inc., 5.625%, 9/01/2028		160,000	177,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 3.5%, 9/01/2030		$845,000	$807,696
HCA, Inc., 5.125%, 6/15/2039		287,000	334,727
HealthSouth Corp., 5.125%, 3/15/2023		1,025,000	1,019,875
HealthSouth Corp., 5.75%, 11/01/2024		143,000	143,715
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		460,000	396,750
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	860,050
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,565,000	1,607,552
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		614,000	744,642
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		240,000	225,600
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		560,000	499,083
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		325,000	272,188
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)		345,000	328,613
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		920,000	984,400
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		200,000	109,960
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)		875,000	860,737
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)		605,000	597,437
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	200,000	212,999
Toledo Hospital, 6.015%, 11/15/2048		$400,000	484,140
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		485,000	454,688

			$20,680,564
Medical Equipment - 1.0%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	450,000	$523,500
Boston Scientific Corp., 0.625%, 12/01/2027		200,000	207,217
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		100,000	106,193
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$910,000	921,375
Hologic, Inc., 4.375%, 10/15/2025 (n)		285,000	286,311
Teleflex, Inc., 4.875%, 6/01/2026		510,000	517,650
Teleflex, Inc., 4.625%, 11/15/2027		1,115,000	1,142,875

			$3,705,121
Metals & Mining - 2.3%
Arconic Corp., 6%, 5/15/2025 (n)		$405,000	$409,556
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		455,000	400,400
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)		380,000	331,550
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027		480,000	300,000
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		725,000	717,750
Constellium N.V., 5.875%, 2/15/2026 (n)		275,000	253,688
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	181,520
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	175,400
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		625,000	585,937
Freeport-McMoRan, Inc., 5%, 9/01/2027		670,000	653,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	$670,000	$661,625
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	545,000	537,861
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,317,000	1,226,127
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (a)(d)(n)	170,000	17,425
Novelis Corp., 5.875%, 9/30/2026 (n)	1,125,000	1,093,837
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	263,000	86,790
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	275,000	209,688
TMS International Corp., 7.25%, 8/15/2025 (n)	790,000	589,537

		$8,431,941
Midstream - 3.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$1,248,000	$1,132,560
Cheniere Energy Partners LP, 5.25%, 10/01/2025	1,875,000	1,789,875
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	885,000	816,412
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	419,000	383,362
Cosan Ltd., 5.5%, 9/20/2029 (n)	919,000	810,981
EnLink Midstream Partners LP, 4.85%, 7/15/2026	175,000	106,750
EQT Midstream Partners LP , 5.5%, 7/15/2028	725,000	645,250
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	180,000	152,100
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	666,500	556,527
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	530,000	549,213
MPLX LP, 4.5%, 4/15/2038	371,000	331,247
Peru LNG, 5.375%, 3/22/2030	1,047,000	582,655
Plains All American Pipeline, 3.55%, 12/15/2029	436,000	371,620
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	500,000	512,540
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	400,000	391,441
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	690,000	651,774
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,140,000	969,000
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	430,000	394,353
Western Midstream Operating LP, 4.05%, 2/01/2030	430,000	392,375
Western Midstream Operating LP, 5.25%, 2/01/2050	593,000	466,246

		$12,006,281
Mortgage-Backed - 1.4%
Fannie Mae, TBA, 3%, 6/17/2035	$1,850,000	$1,949,133
Freddie Mac, 3.194%, 7/25/2027	850,000	953,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, TBA, 3%, 5/15/2050 - 6/22/2050		$1,975,000	$2,101,075

			$5,004,123
Municipals - 0.2%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027		$50,000	$50,359
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028		209,000	240,626
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		285,000	292,125

			$583,110
Natural Gas - Distribution - 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$445,399
ENGIE S.A., 0.5%, 10/24/2030	EUR	400,000	430,802
Naturgy Finance B.V., 1.25%, 1/15/2026		500,000	563,223
NiSource, Inc., 2.95%, 9/01/2029		$826,000	866,684

			$2,306,108
Natural Gas - Pipeline - 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$596,882

Network & Telecom - 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		$450,000	$444,375
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		275,000	259,193
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	360,000	391,400

			$1,094,968
Oil Services - 0.3%
Apergy Corp., 6.375%, 5/01/2026		$495,000	$405,900
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)		560,000	60,312
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		425,000	123,335
Halliburton Co., 5%, 11/15/2045		420,000	340,946

			$930,493
Oils - 1.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	$551,795
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,345,000	1,294,562
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		580,000	435,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)		415,000	295,439
Phillips 66, 4.875%, 11/15/2044		356,000	399,744
Puma International Financing S.A., 5%, 1/24/2026		900,000	568,039
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	401,304

			$3,945,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 2.7%
AIB Group PLC, 1.875% to 11/19/2024, FLR (EUR Swap Rate-5yr. + 2.15%) to 11/19/2029	EUR	1,000,000	$1,032,176
Alpha Bank, 4.25%, 2/13/2030		740,000	575,759
Banca Monte dei Paschi di Siena S.p.A., 2.625%, 4/28/2025		800,000	744,852
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,101,930
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	300,000	366,909
BPCE S.A., 5.25%, 4/16/2029		300,000	448,400
CYBG PLC, 9.25% to 6/08/2024, FLR (GBP Government Yield - 5yr. + 8.307%) to 6/13/2049		200,000	201,405
Deutsche Bank AG, 2.625%, 12/16/2024		500,000	603,345
Deutsche Bank AG, 6%, 5/31/2049	EUR	200,000	173,692
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$652,000	686,620
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	300,000	365,546
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030		350,000	402,374
JSC Kazkommertsbank, 5.5%, 12/21/2022		$910,652	887,695
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate -5yr. + 1.1%) to 12/03/2029	EUR	200,000	206,695
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR -3mo. + 0.839%) to 3/05/2025		300,000	323,692
UBS AG, 5.125%, 5/15/2024		$981,000	1,034,900
Virgin Money UK PLC, 4% to 9/03/2026, FLR (GBP Government Yield - 1yr. + 3.75%) to 9/03/2027	GBP	500,000	612,455

			$9,768,445
Pharmaceuticals - 0.9%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)		$275,000	$272,250
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		2,025,000	2,050,313
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		290,000	278,309
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		660,000	495,000

			$3,095,872
Pollution Control - 0.4%
Covanta Holding Corp., 5.875%, 3/01/2024		$765,000	$751,612
Covanta Holding Corp., 6%, 1/01/2027		140,000	134,400
GFL Environmental, Inc., 7%, 6/01/2026 (n)		350,000	364,385
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		246,000	268,433

			$1,518,830
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6.25%, 7/15/2041		$125,000	$117,808

Printing & Publishing - 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$559,097
Meredith Corp., 6.875%, 2/01/2026		530,000	454,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$886,000	$872,807

			$1,886,114
Railroad & Shipping - 0.3%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$543,697	$608,696
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		314,000	318,239

			$926,935
Real Estate - Apartment - 0.1%
Camden Property Trust, 2.8%, 5/15/2030		$174,000	$180,469

Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$980,000	$989,800
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		435,000	443,700

			$1,433,500
Real Estate - Office - 0.2%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	250,000	$261,279
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		300,000	288,161

			$549,440
Real Estate - Other - 0.5%
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		$230,000	$213,900
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		1,099,000	958,877
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	460,000	473,509

			$1,646,286
Real Estate - Retail - 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$390,000	$333,929

Restaurants - 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$895,000	$698,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,140,000	1,165,650

			$1,863,750
Retailers - 0.7%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		$770,000	$689,150
EG Global Finance PLC, 6.75%, 2/07/2025 (n)		200,000	182,000
L Brands, Inc., 5.25%, 2/01/2028		880,000	631,400
Marks & Spencer PLC, 4.75%, 6/12/2025	GBP	125,000	155,939
Marks & Spencer PLC, 3.25%, 7/10/2027		350,000	397,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		$400,000	$327,840

			$2,383,421
Specialty Chemicals - 0.4%
Koppers, Inc., 6%, 2/15/2025 (n)		$595,000	$483,438
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		1,007,000	999,447

			$1,482,885
Specialty Stores - 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024		$535,000	$492,039
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	475,800
PetSmart, Inc., 7.125%, 3/15/2023 (n)		285,000	272,888
PetSmart, Inc., 8.875%, 6/01/2025 (n)		225,000	218,250

			$1,458,977
State & Local Agencies - 0.2%
New Jersey Economic Development Authority State Pension Funding Rev., ”A“, 7.425%, 2/15/2029		$526,000	$622,379

Supermarkets - 1.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$335,000	$346,306
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		535,000	549,713
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		1,000,000	1,010,000
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		55,000	57,459
Auchan Holding S.A., 2.875%, 1/29/2026	EUR	300,000	333,972
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		$1,003,000	983,441
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	700,000	763,412
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	332,463
Tesco Corp. Treasury Services PLC, 2.5%, 5/02/2025	GBP	400,000	516,554

			$4,893,320
Supranational - 0.4%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$307,556
West African Development Bank, 4.7%, 10/22/2031		$463,000	416,700
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	725,400

			$1,449,656
Telecommunications - Wireless - 4.3%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,415,000	$1,478,675
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	700,375
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	201,420
Altice France S.A., 6%, 2/15/2028 (n)		485,000	441,253
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	785,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
American Tower Corp., REIT, 3.8%, 8/15/2029		$602,000	$672,947
Crown Castle International Corp., 3.7%, 6/15/2026		314,000	340,970
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	370,500
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		683,000	692,323
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	364,206
SBA Communications Corp., 4.875%, 9/01/2024		1,200,000	1,235,400
SBA Communications Corp., 3.875%, 2/15/2027 (n)		270,000	275,738
Sprint Capital Corp., 6.875%, 11/15/2028		1,210,000	1,457,264
Sprint Corp., 7.625%, 3/01/2026		1,980,000	2,340,558
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	816,516
Telefonaktiebolaget LM Ericsson, 1.875%, 3/01/2024		350,000	385,019
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$900,000	878,850
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	414,072
T-Mobile USA, Inc., 6.5%, 1/15/2026		590,000	623,188
T-Mobile USA, Inc., 5.375%, 4/15/2027		1,125,000	1,189,811

			$15,664,287
Tobacco - 0.2%
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	493,000	$563,566
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$300,000	276,000

			$839,566
Transportation - Services - 1.2%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	800,000	$979,218
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	300,000	321,806
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	328,535
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$101,000	89,890
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		1,212,000	1,199,759
Transurban Finance Co., 1.75%, 3/29/2028	EUR	296,000	324,987
Vinci S.A., 3.75%, 4/10/2029 (n)		$821,000	920,932

			$4,165,127
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$1,000,000	$1,436,953
U.S. Treasury Bonds, 2.25%, 8/15/2049		408,200	504,956
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		2,730,000	3,468,273

			$5,410,182
Utilities - Electric Power - 5.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$1,559,534
American Electric Power, 2.3%, 3/01/2030		317,000	312,802
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	500,000	531,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Clearway Energy Operating LLC, 5.75%, 10/15/2025		$1,750,000	$1,802,325
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		345,000	351,038
Drax Finco PLC, 6.625%, 11/01/2025 (n)		745,000	759,900
Duke Energy Corp., 3.75%, 9/01/2046		220,000	249,441
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	142,807
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	170,983
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	250,000	266,644
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$392,000	407,848
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		500,000	563,680
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/2026, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	230,000	299,128
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,070,460
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		461,000	446,714
Evergy, Inc., 2.9%, 9/15/2029		918,000	941,152
Exelon Corp., 3.497%, 6/01/2022		259,000	266,865
Georgia Power Co., 3.7%, 1/30/2050		446,000	504,618
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	873,600
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	563,924
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,315,000	1,334,725
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	800,475
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		478,000	486,508
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	320,646
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		779,113	721,036
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		230,000	227,700
TerraForm Power Operating Co., 5%, 1/31/2028 (n)		910,000	946,400
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	547,037
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	935,894
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	374,619

			$18,780,268
Utilities - Other - 0.1%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	325,000	$404,751
Total Bonds (Identified Cost, $455,955,955)			$439,875,728

Common Stocks - 1.4%
Construction - 0.0%
ICA Tenedora, S.A. de C.V. (a)		127,848	$188,146

Energy - Independent - 0.0%
Frontera Energy Corp.		20,290	$65,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.1%
LTRI Holdings LP (a)(u)	520	$275,288

Special Products & Services - 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF	58,000	$4,664,940
Total Common Stocks (Identified Cost, $6,599,467)		$5,193,937

Floating Rate Loans (r) - 0.6%
Broadcasting - 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 3.734%, 9/18/2026	$146,015	$136,524
WMG Acquisition Corp., Term Loan F, 2.528%, 11/01/2023	289,000	279,453

		$415,977
Cable TV - 0.0%
CSC Holdings LLC, Term Loan B5, 3.314%, 4/15/2027	$151,620	$144,039

Chemicals - 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.2%, 6/01/2024	$178,265	$172,739
Element Solutions, Inc., Term Loan B1, 2.403%, 1/31/2026	151,240	144,198

		$316,937
Computer Software - Systems - 0.1%
Sabre GLBL, Inc., Term Loan B, 2.75%, 2/22/2024	$302,453	$274,539
SS&C Technologies, Inc., Term Loan B5, 2.153%, 4/16/2025	151,226	145,051

		$419,590
Conglomerates - 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$311,755	$286,814

Food & Beverages - 0.0%
U.S. Foods, Inc., Term Loan B, 2.153%, 6/27/2023	$134,898	$123,853

Medical & Health Technology & Services - 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 2.153%, 8/12/2026	$151,241	$146,751
Jaguar Holding Co. II, Term Loan, 2.903%, 8/18/2022	151,206	148,040

		$294,791
Pharmaceuticals - 0.0%
Bausch Health Companies, Inc., Term Loan B, 3.468%, 11/27/2025	$147,657	$141,593

Printing & Publishing - 0.1%
Nielsen Finance LLC, Term Loan B4, 2.863%, 10/04/2023	$151,221	$145,550
Total Floating Rate Loans (Identified Cost, $2,411,149)		$2,289,144

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	332	$42
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	332	3
Total Warrants (Identified Cost, $0)				$45

Investment Companies (h) - 4.1%
Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $14,783,819)			14,781,543	$14,783,021

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit iTraxx Europe Index - May 2020 @ EUR 800 (Premiums Paid, $204,205)	Put	Goldman Sachs International	$7,965,905	EUR 7,200,000	$18,645

Other Assets, Less Liabilities - (27.9)%					(100,792,528)
Net Assets - 100.0%					$361,367,992

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $14,783,021 and $447,377,499, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $217,700,879, representing 60.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts

Portfolio of Investments (unaudited) – continued

within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$315,788	$268
Afren PLC, 10.25%, 4/08/2019	3/01/12	209,874	175
Total Restricted Securities			$443
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/20

Forward Foreign Currency Exchange Contracts

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	275,141	USD	161,932	Deutsche Bank AG	5/22/2020	$17,374
CAD	131,000	USD	93,232	Goldman Sachs International	5/22/2020	883
DKK	11,055	USD	1,621	Citibank N.A.	5/26/2020	3
EUR	654,408	USD	710,918	Credit Suisse Group	5/22/2020	6,441
EUR	836,174	USD	915,177	Deutsche Bank AG	5/22/2020	1,433
EUR	544,572	USD	589,955	Goldman Sachs International	5/22/2020	7,003
EUR	534,033	USD	585,135	JPMorgan Chase Bank N.A.	5/22/2020	269
EUR	1,256,299	USD	1,370,053	Merrill Lynch International	5/20/2020	7,043
EUR	281,654	USD	306,743	Merrill Lynch International	5/22/2020	2,005
EUR	539,180	USD	585,846	UBS AG	5/22/2020	5,202
GBP	1,388,437	USD	1,724,271	Deutsche Bank AG	5/22/2020	24,576
GBP	564,011	USD	700,766	Goldman Sachs International	5/22/2020	9,650
GBP	424,055	USD	530,769	JPMorgan Chase Bank N.A.	5/22/2020	3,362
GBP	402,628	USD	500,669	Morgan Stanley Capital Services, Inc.	5/22/2020	6,473
HKD	19,818,000	USD	2,542,318	Citibank N.A.	5/22/2020	13,447
JPY	115,338,000	USD	1,049,033	Deutsche Bank AG	5/22/2020	25,935
KRW	42,694,000	USD	34,879	JPMorgan Chase Bank N.A.	6/22/2020	188
NZD	339,000	USD	205,260	Deutsche Bank AG	5/22/2020	2,672
USD	645,117	AUD	982,795	Brown Brothers Harriman	5/22/2020	4,642
USD	209,049	CAD	278,107	Citibank N.A.	5/22/2020	9,249
USD	230,417	EUR	204,351	Barclays Bank PLC	5/22/2020	6,408
USD	818,408	EUR	729,267	Brown Brothers Harriman	5/22/2020	18,989
USD	2,870,992	EUR	2,569,857	Citibank N.A.	5/22/2020	53,925
USD	755,965	EUR	681,483	Deutsche Bank AG	5/22/2020	8,925
USD	1,543,219	EUR	1,396,738	JPMorgan Chase Bank N.A.	5/22/2020	12,119
USD	449,313	EUR	400,833	Merrill Lynch International	5/22/2020	9,922
USD	266,408	EUR	241,228	Morgan Stanley Capital Services, Inc.	5/22/2020	1,974
USD	550,568	EUR	499,446	UBS AG	5/22/2020	3,078
USD	11,845,804	GBP	9,161,276	Merrill Lynch International	5/22/2020	306,451
USD	385,588	GBP	298,686	UBS AG	5/20/2020	9,372
USD	1,684,580	MXN	32,899,000	JPMorgan Chase Bank N.A.	5/22/2020	323,426

						$902,439

Liability Derivatives
EUR	4,063,702	USD	4,511,404	Deutsche Bank AG	5/22/2020	$(56,789)
EUR	1,165,191	USD	1,288,843	Goldman Sachs International	5/22/2020	(11,564)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
EUR	2,520,454	USD	2,813,955	JPMorgan Chase Bank N.A.	5/22/2020	$(51,043)
EUR	45,257	USD	51,362	UBS AG	5/22/2020	(1,751)
GBP	232,597	USD	302,096	Morgan Stanley Capital Services, Inc.	5/20/2020	(9,124)
NOK	1,421,290	USD	151,508	Merrill Lynch International	5/22/2020	(12,767)
SGD	54,000	USD	38,674	Goldman Sachs International	5/22/2020	(378)
USD	89,630	AUD	141,000	UBS AG	5/22/2020	(2,258)
USD	205,964	CAD	291,000	UBS AG	5/22/2020	(3,099)
USD	186,479	CHF	180,919	UBS AG	5/22/2020	(1,038)
USD	2,526,018	EUR	2,324,000	Citibank N.A.	5/22/2020	(21,542)
USD	9,827,587	EUR	9,002,755	Deutsche Bank AG	5/18/2020	(40,418)
USD	3,910,152	EUR	3,597,364	Deutsche Bank AG	5/22/2020	(33,265)
USD	27,742,697	EUR	25,380,537	Goldman Sachs International	5/22/2020	(79,351)
USD	1,129,413	EUR	1,041,711	JPMorgan Chase Bank N.A.	5/22/2020	(12,507)
USD	442,823	EUR	406,080	Merrill Lynch International	5/20/2020	(2,303)
USD	411,091	EUR	379,438	Merrill Lynch International	5/22/2020	(4,847)
USD	994,103	EUR	918,442	Morgan Stanley Capital Services, Inc.	5/22/2020	(12,690)
USD	1,376,963	EUR	1,265,961	UBS AG	5/22/2020	(10,779)
USD	265,580	GBP	211,004	Barclays Bank PLC	5/22/2020	(197)
USD	368,601	GBP	300,312	Citibank N.A.	5/22/2020	(9,666)
USD	352,667	GBP	297,009	Deutsche Bank AG	5/22/2020	(21,439)
USD	1,053,101	GBP	878,223	JPMorgan Chase Bank N.A.	5/22/2020	(53,091)
USD	1,283,262	GBP	1,030,858	Morgan Stanley Capital Services, Inc.	5/22/2020	(15,185)

						$(467,091)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	210	$31,285,958	June - 2020	$77,779
Euro-Buxl 30 yr	Long	EUR	9	2,161,892	June - 2020	6,292
U.S. Treasury Bond	Long	USD	8	1,448,250	June - 2020	25,720
U.S. Treasury Note 5 yr	Long	USD	48	6,023,250	June - 2020	193,770
U.S. Treasury Ultra Bond	Long	USD	12	2,697,375	June - 2020	170,114

						$473,675

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	73	$13,953,880	June - 2020	$(39,787)
Long Gilt 10 yr	Short	GBP	9	1,560,898	June - 2020	(6,490)
U.S. Treasury Note 10 yr	Short	USD	458	63,690,625	June - 2020	(2,684,502)

						$(2,730,779)

At April 30, 2020, the fund had liquid securities with an aggregate value of $1,394,932 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $465,170,776)	$447,377,499
Investments in affiliated issuers, at value (identified cost, $14,783,819)	14,783,021
Cash	59,034
Foreign currency, at value (identified cost, $13,009)	13,150
Receivables for
Forward foreign currency exchange contracts	902,439
Investments sold	2,904,703
Investments sold on an extended settlement basis	2,642,250
Interest	5,556,621
Other assets	42,403
Total assets	$474,281,120

Liabilities
Notes payable	$100,000,000
Payables for
Distributions	190,018
Forward foreign currency exchange contracts	467,091
Net daily variation margin on open futures contracts	254,032
Investments purchased	5,099,761
Investments purchased on an extended settlement basis	6,679,100
Payable to affiliates
Investment adviser	15,301
Administrative services fee	339
Transfer agent and dividend disbursing costs	10,700
Payable for independent Trustees’ compensation	12,823
Accrued interest expense	55,651
Accrued expenses and other liabilities	128,312
Total liabilities	$112,913,128
Net assets	$361,367,992

Net assets consist of
Paid-in capital	$408,369,255
Total distributable earnings (loss)	(47,001,263)
Net assets	$361,367,992
Shares of beneficial interest outstanding (62,929,570 shares authorized less 369,227 capital shares to be retired)	62,560,343
Net asset value per share (net assets of $361,367,992 / 62,560,343 shares of beneficial interest outstanding)	$5.78

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$11,345,727
Dividends from affiliated issuers	91,509
Dividends	64,972
Other	25,710
Foreign taxes withheld	(920)
Total investment income	$11,526,998
Expenses
Management fee	$1,316,385
Transfer agent and dividend disbursing costs	50,973
Administrative services fee	31,070
Independent Trustees’ compensation	31,894
Stock exchange fee	31,897
Custodian fee	23,883
Shareholder communications	80,647
Audit and tax fees	41,792
Legal fees	6,809
Interest expense and fees	891,519
Miscellaneous	30,675
Total expenses	$2,537,544
Net investment income (loss)	$8,989,454

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,838,360
Affiliated issuers	3,156
Written options	21,830
Futures contracts	(179,194)
Swap agreements	1,587,764
Forward foreign currency exchange contracts	530,917
Foreign currency	4,528
Net realized gain (loss)	$3,807,361
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $96,217 decrease in deferred country tax)	$(34,320,335)
Affiliated issuers	(2,446)
Written options	(2,481)
Futures contracts	(3,303,876)
Swap agreements	(1,817)
Forward foreign currency exchange contracts	1,431,505
Translation of assets and liabilities in foreign currencies	(8,529)
Net unrealized gain (loss)	$(36,207,979)
Net realized and unrealized gain (loss)	$(32,400,618)
Change in net assets from operations	$(23,411,164)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$8,989,454	$18,396,387
Net realized gain (loss)	3,807,361	(2,296,189)
Net unrealized gain (loss)	(36,207,979)	34,699,386
Change in net assets from operations	$(23,411,164)	$50,799,584
Distributions to shareholders	$(11,121,215)	$(18,671,582)
Tax return of capital distributions to shareholders	$—	$(13,664,509)
Distributions from other sources	$(4,906,993)	$—
Change in net assets from fund share transactions	$(7,051,961)	$(18,139,266)
Total change in net assets	$(46,491,333)	$324,227

Net assets
At beginning of period	407,859,325	407,535,098
At end of period	$361,367,992	$407,859,325

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/20 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$(23,411,164)

Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(288,236,850)
Proceeds from disposition of investment securities	302,503,521
Proceeds from disposition of short-term investments, net	473,469
Realized gain/loss on investments	(1,838,360)
Unrealized appreciation/depreciation on investments	34,418,998
Unrealized appreciation/depreciation on foreign currency contracts	(1,431,505)
Unrealized appreciation/depreciation on swaps	1,817
Net amortization/accretion of income	218,390
Decrease in interest receivable	257,691
Decrease in accrued expenses and other liabilities	(198,245)
Decrease in payable for net daily variation margin on open futures contracts	(133,934)
Increase in other assets	(31,624)
Decrease in interest payable	(151,360)
Net cash provided by operating activities	$22,440,844

Cash flows from financing activities:
Distributions paid in cash	(16,040,319)
Repurchase of shares of beneficial interest	(7,051,961)
Net cash used by financing activities	$(23,092,280)
Net decrease in cash and restricted cash	$(651,436)

Cash and restricted cash:
Beginning of period (including foreign currency of $11,990)	$723,620
End of period (including foreign currency of $13,150)	$72,184

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2020 for interest was $1,042,879.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$6.37		$6.06	$6.67	$6.73		$6.76	$7.39

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.25	$0.30	(c)	$0.34	$0.36
Net realized and unrealized gain (loss)	(0.50)		0.50	(0.38)	0.15		0.15	(0.43)
Total from investment operations	$(0.36)		$0.78	$(0.13)	$0.45		$0.49	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.29)	$(0.29)	$(0.31)		$(0.37)	$(0.46)
From net realized gain	—		—	—	—		—	(0.08)
From tax return of capital	—		(0.21)	(0.22)	(0.23)		(0.16)	(0.03)
From other sources	(0.08)		—	—	—		—	—
Total distributions declared to shareholders	$(0.25)		$(0.50)	$(0.51)	$(0.54)		$(0.53)	$(0.57)
Net increase from repurchase of capital shares	$0.02		$0.03	$0.03	$0.03		$0.01	$0.01
Net asset value, end of period (x)	$5.78		$6.37	$6.06	$6.67		$6.73	$6.76
Market value, end of period	$5.47		$6.01	$5.24	$6.16		$5.97	$5.94
Total return at market value (%)	(4.92	)(n)	25.05	(7.01)	12.50		9.93	2.18
Total return at net asset value (%) (j)(s)(x)	(5.20	)(n)	14.60	(0.68)	8.06	(c)	8.89	0.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.30	(a)	1.56	1.33	1.10	(c)	1.10	0.98
Net investment income (loss)	4.60	(a)	4.54	4.00	4.45	(c)	5.13	5.05
Portfolio turnover	42	(n)	65	47	50		36	47
Net assets at end of period (000 omitted)	$361,368		$407,859	$407,535	$471,461		$504,331	$515,095

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.84	(a)	0.84	0.80	0.78	(c)	0.87	0.82

Financial Highlights – continued

	Six months ended 4/30/20	Year ended
		10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
	(unaudited)

Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,614	$5,079	$5,075	$5,715	$6,043	$6,151

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)

Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on

Notes to Financial Statements (unaudited) – continued

Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,664,940	$45	$275,288	$4,940,273
Mexico	—	188,146	—	188,146
Canada	65,563	—	—	65,563
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	5,410,182	—	5,410,182
Non-U.S. Sovereign Debt	—	61,404,966	—	61,404,966
Municipal Bonds	—	1,827,834	—	1,827,834
U.S. Corporate Bonds	—	239,937,481	—	239,937,481
Residential Mortgage-Backed Securities	—	5,004,123	—	5,004,123
Commercial Mortgage-Backed Securities	—	3,498,436	—	3,498,436
Asset-Backed Securities (including CDOs)	—	10,040,878	—	10,040,878
Foreign Bonds	—	112,770,473	—	112,770,473
Floating Rate Loans	—	2,289,144	—	2,289,144
Mutual Funds	14,783,021	—	—	14,783,021
Total	$19,513,524	$442,371,708	$275,288	$462,160,520

Other Financial Instruments
Futures Contracts – Assets	$473,675	$—	$—	$473,675
Futures Contracts – Liabilities	(2,730,779)	—	—	(2,730,779)
Forward Foreign Currency Exchange Contracts – Assets	—	902,439	—	902,439
Forward Foreign Currency Exchange Contracts – Liabilities	—	(467,091)	—	(467,091)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/19	$263,011
Change in unrealized appreciation or depreciation	12,277
Balance as of 4/30/20	$275,288

The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2020 is $12,277. At April 30, 2020, the fund held one level 3 security.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$473,675	$(2,730,779)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	902,439	(467,091)
Credit	Purchased Credit Options	18,645	—
Total		$1,394,759	$(3,197,870)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(179,194)	$—	$—	$—	$—
Foreign Exchange	—	—	530,917	—	—
Credit	—	1,587,764	—	35,152	21,830
Total	$(179,194)	$1,587,764	$530,917	$35,152	$21,830

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(3,303,876)	$—	$—	$—	$—
Foreign Exchange	—	—	1,431,505	—	—
Credit	—	(1,817)	—	(189,447)	(2,481)
Total	$(3,303,876)	$(1,817)	$1,431,505	$(189,447)	$(2,481)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral

Notes to Financial Statements (unaudited) – continued

support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge

Notes to Financial Statements (unaudited) – continued

against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation

Notes to Financial Statements (unaudited) – continued

payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make

Notes to Financial Statements (unaudited) – continued

is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2020, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund’s Statement of Assets and Liabilities includes cash on hand at the fund’s custodian bank and does not include any short-term investments. Restricted cash is presented in the fund’s Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:

4/30/20
Cash	$72,184
Restricted cash	—
Restricted cash included in deposits with brokers	—

Total cash and restricted cash in the Statement of Cash Flows	$72,184

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis which includes “when-issued”, “delayed delivery” or “To Be Announced” (TBA) securities. For extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Notes to Financial Statements (unaudited) – continued

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

For the six months ended April 30, 2020, the amount of distributions estimated to be a tax return of capital was approximately $4,906,993 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$18,671,582
Tax return of capital (b)	13,664,509

Total distributions	$32,336,091

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$483,519,202
Gross appreciation	9,112,250

Gross depreciation	(30,470,932)
Net unrealized appreciation (depreciation)	$(21,358,682)

As of 10/31/19

Capital loss carryforwards	(20,196,422)
Other temporary differences	(254,599)
Net unrealized appreciation (depreciation)	12,889,130

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,981,466)
Long-Term	(18,214,956)
Total	$(20,196,422)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee,

Notes to Financial Statements (unaudited) – continued

from net assets and gross income, incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2020, these fees paid to MFSC amounted to $16,132.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,215 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $8,328 at April 30, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,198,560.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$21,204,627	$44,814,515
Non-U.S. Government securities	178,889,242	172,180,022

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 1,421,609 shares of beneficial interest during the six months ended April 30, 2020 at an average price per share of $4.96 and a weighted average discount of 10.46% per share. The fund repurchased 3,218,293 shares of beneficial interest during the year ended October 31, 2019 at an average price per share of $5.64 and a weighted average discount of 8.64% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Capital shares repurchased	(1,421,609)	$(7,051,961)	(3,218,293)	$(18,139,266)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2020, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2020. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $886,579 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2020, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.78%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,258,936	$82,820,079	$83,296,704	$3,156	$(2,446)	$14,783,021

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$91,509	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2020, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended April 30, 2020. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019, and in our report dated December 16, 2019, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2020

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 505005

Louisville, KY 40233-5005

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/19-11/30/19	0	N/A	0	6,398,195
12/01/19-12/31/19	0	N/A	0	6,398,195
1/01/20-1/31/20	0	N/A	0	6,398,195
2/01/20-2/28/20	0	N/A	0	6,398,195
3/01/20-3/31/20	765,542	4.83	765,542	5,632,653
4/01/20-4/30/20	656,067	5.12	656,067	4,976,586

Total	1,421,609	4.96	1,421,609

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2019 plan year is 6,398,195.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.